MNY-Q1

Quarterly Report
June 30, 2026
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.1%
Airport Revenue – 7.2%
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	$1,500,000	$1,536,044
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	2,000,000	2,070,133
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	1,500,000	1,024,164
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 6%, 6/30/2054	1,000,000	1,048,067
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	2,000,000	2,020,853
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,810,000	1,848,511
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	900,715
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	1,000,000	1,000,060
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,438,219
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	771,265
		$13,658,031
General Obligations - General Purpose – 3.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$575,454
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	114,620	125,077
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	108,689	110,094
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	184,514	186,126
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	83,850	84,135
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	114,004	110,990
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	354,563	324,773
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	102,487
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,484,386
New York, NY, General Obligation, “D”, 5.25%, 10/01/2047	2,000,000	2,166,598
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	211,348
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	813,524
		$6,294,992
Healthcare Revenue - Hospitals – 14.3%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.25%, 5/01/2050	$4,500,000	$4,815,284
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	450,000	450,000
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	300,030
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	590,040
California Health Facilities Financing Authority Rev. (Cedars - Sinai Health System), “A”, 5%, 8/15/2051	1,000,000	1,060,611
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,521,306
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), “A”, 5.25%, 12/01/2050	1,500,000	1,543,208
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,999,872
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,000,788
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,275,170
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,000,000	1,864,176
New York Dormitory Authority Rev. (Roswell Park Cancer Institute Obligated Group), “A”, AGM, 5.5%, 7/01/2055	1,500,000	1,615,024
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	3,500,000	3,742,865
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/2030	110,000	110,146
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,074,884
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,529,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	$1,500,000	$1,609,914
		$27,102,453
Healthcare Revenue - Long Term Care – 2.4%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,004,845
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,897,642
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	750,670
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	915,524
		$4,568,681
Industrial Revenue - Airlines – 3.5%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,451,724
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,034
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,079,990
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	1,500,000	1,602,600
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,449,109
		$6,583,457
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	$750,000	$766,198
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$255,000	$187,839
Land Development – 1.1%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,108,466
Miscellaneous Revenue - Other – 4.8%
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	$1,000,000	$1,038,422
New York City, NY, Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	322,809
New York Convention Center, Development Corp. Senior Lien Refunding Rev. (Hotel Unit Fee Secured), “B”, 5%, 11/15/2046 (w)	1,000,000	1,074,530
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,941,910
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,501,199
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,140,000	1,140,808
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	620,286
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	799,172
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	515,000	523,125
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	90,310
		$9,052,571
Multi-Family Housing Revenue – 13.8%
Erie County, NY, Industrial Development Agency Multi-Family (Westchester Park Preservation LP Project), FNMA, 4.25%, 2/01/2041	$1,950,000	$1,960,705
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Andrews Terrace Community Partners LP Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	2,045,184
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Community Partners LP Project), 4.84%, 11/01/2040	614,507	650,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$628,054	$639,494
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “F-1”, 5.1%, 11/01/2052	1,000,000	1,024,517
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “F-1”, 5.15%, 11/01/2057	1,200,000	1,224,090
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “G-1”, HUD Section 8, 4.625%, 11/01/2042	350,000	359,504
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “G-1”, HUD Section 8, 4.8%, 11/01/2047	1,000,000	1,010,067
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	500,000	493,233
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	500,000	515,222
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D-2”, 4.45%, 11/01/2049	1,000,000	998,319
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,016,730
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	502,422
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	504,400
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,235,000	1,637,132
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,730,000	1,696,085
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,364,616
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	1,500,000	1,406,745
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,165,879
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	1,000,000	1,011,768
Riverhead, NY, IDA Economic Job Development Corp. Multi-Family (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	1,960,184	2,005,651
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	1,960,000	1,961,418
		$26,193,732
Parking – 0.6%
Buffalo, NY, Parking Authority, Parking System Rev., AGM, 5%, 6/15/2056	$1,000,000	$1,043,978
Port Revenue – 2.0%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,609,971
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,213,841
		$3,823,812
Sales & Excise Tax Revenue – 4.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$185,000	$180,645
New York Dormitory Authority Rev., State Sales Tax Rev., “A”, 5%, 3/15/2055	2,000,000	2,087,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	63,000	63,202
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	200,000	197,444
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,582,000	1,579,433
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	451,000	451,070
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	210,000	210,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	4,000	3,809
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	635,000	621,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	17,000	15,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	942,000	805,284
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	904,000	717,378
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	416,000	154,737
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	445,000	324,850
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (Put Date 10/15/2021) (a)(d)(z)	255,000	229,500
		$7,641,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 4.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,010,441
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	318,938
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	555,616
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	528,033
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	750,275
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	2,035,057
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	675,718
Build NYC Resource Corp. Rev. (Success Academy Charter Schools Project), 4%, 9/01/2044	1,000,000	960,197
Nassau County, NY, Local Economic Assistance Corp., Educational Rev., Taxable (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	1,000,000	814,715
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	240,000	240,443
		$7,889,433
Single Family Housing - State – 2.5%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$335,000	$301,040
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	349,490
New York Mortgage Agency Homeowner Mortgage Rev., “264”, 4.6%, 10/01/2054	1,000,000	1,000,725
New York Mortgage Agency Homeowner Mortgage Rev., “266”, 4.7%, 10/01/2052	985,000	989,355
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	1,006,455
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	999,390
		$4,646,455
State & Local Agencies – 5.5%
Albany, NY, Capital Resource Corp., Lease Rev. (Albany Convention Center Authority Project), 5%, 3/01/2050	$2,000,000	$2,042,094
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2056	1,750,000	1,855,709
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	125,000	145,690
New York Dormitory Authority, State Personal Income Tax General Purpose Rev., “A”, 3%, 3/15/2050	1,225,000	923,020
New York Dormitory Authority, State Personal Income Tax Rev. (General Purpose), “C”, 5.25%, 3/15/2050	500,000	537,594
Rensselaer Country, NY, Capital Resource Corp., Energy Performance Lease Rev. (Van Rensselaer Manor Nursing Home Project), 5.25%, 4/01/2046	1,000,000	1,085,552
Schenectady County, NY, Capital Resource Corp., Lease Rev. (One Broadway Center Project), “A”, 5%, 1/01/2045	500,000	530,861
Schenectady County, NY, Capital Resource Corp., Lease Rev. (One Broadway Center Project), “A”, 5.25%, 1/01/2050	1,000,000	1,054,116
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,135,899
		$10,310,535
Tax - Other – 7.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$690,000	$697,808
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	140,000	140,819
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	325,000	341,839
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,780,000	574,673
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	100,200
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	298,910
New York Transitional Finance Authority, Future Tax Secured Subordinate Bond, “C”, 5%, 11/01/2045	1,000,000	1,090,329
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,744,814
New York, NY, Transitional Finance Authority Rev., “F-1”, 5%, 2/01/2046	1,000,000	1,077,095
New York, NY, Transitional Finance Authority, “B”, 5.25%, 5/01/2055	2,110,000	2,242,033
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	2,000,000	1,928,024
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “B-1”, 5.25%, 5/15/2054	2,000,000	2,117,373
Triborough Bridge & Tunnel Authority Rev., NY, Real Estate Transfer Tax (MTA Bridges and Tunnels), “A”, 5.25%, 12/01/2054	2,000,000	2,131,850
		$14,485,767
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$611,158
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	175,000	136,999
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	415,000	380,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	$1,000,000	$1,011,068
		$2,140,160
Toll Roads – 2.5%
New York Thruway Authority, General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,135,373
New York Thruway Authority, General Rev., Junior Indebtedness Refunding Obligations, “A”, 5%, 1/01/2056	2,500,000	2,604,148
		$4,739,521
Transportation - Special Tax – 5.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 5%, 11/15/2033	$1,000,000	$1,086,355
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	1,340,000	1,280,947
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified/Green Bonds), BAM, 4%, 11/15/2048	2,000,000	1,830,300
Metropolitan Transportation Authority, NY, Transportation Rev. (Green Bonds), “B”, BAM, 5%, 11/15/2052	3,100,000	3,163,680
New York Metropolitan Transportation Authority Rev. (Green Bonds), “A-1”, 4%, 11/15/2052	1,830,000	1,618,199
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	934,503
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	392,303
		$10,306,287
Universities - Colleges – 5.2%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,068
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	780,000	780,005
Geneva, NY, Development Corporation Rev. (Hobart and William Smith Colleges Project), 5%, 2/01/2056	1,000,000	1,012,379
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,240,628
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2049	635,000	672,939
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2054	850,000	886,692
New York Dormitory Authority Rev. (Iona University), AGM, 5%, 7/01/2051	1,000,000	1,033,307
New York Dormitory Authority Rev. (Pace University), “A”, 5.5%, 5/01/2056	1,000,000	1,031,591
New York Dormitory Authority Rev. (The New School), “A”, 4.25%, 7/01/2050	1,000,000	936,345
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	842,025
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	201,619
		$9,762,598
Utilities - Municipal Owned – 0.0%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$30,000	$30,197
Utilities - Other – 3.3%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$530,180
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,329,419
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	140,000	146,757
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	800,000	841,412
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,281,292
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,306,897
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	751,323
		$6,187,280
Water & Sewer Utility Revenue – 4.2%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,460,588
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,146,938
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	101,701
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2053	2,000,000	2,127,580
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2055 (u)	1,000,000	1,067,261
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “BB”, 5%, 6/15/2049	1,000,000	1,062,739
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2048	500,000	495,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2052	$500,000	$485,361
		$7,947,604
Total Municipal Bonds		$187,471,875
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$466,443	$169,510
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$418,654	$300,908
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	668,542	$668,542

Other Assets, Less Liabilities – 0.3%		515,333
Net Assets – 100.0%		$189,126,168

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $668,542 and
$187,942,293, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,186,733, representing 3.3% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	10/05/2021	$229,167	$229,500
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$187,772,783	$—	$187,772,783
U.S. Corporate Bonds	—	169,510	—	169,510
Investment Companies	668,542	—	—	668,542
Total	$668,542	$187,942,293	$—	$188,610,835
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,215,398	$6,499,351	$9,046,345	$121	$17	$668,542

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,181	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
New York	89.6%
Puerto Rico	3.3%
California	1.5%
Alabama	1.5%
Illinois	1.1%
Colorado	0.7%
Ohio	0.4%
Tennessee	0.4%
New Hampshire	0.3%
U.S. Virgin Islands	0.3%
Guam	0.3%
Wisconsin	0.3%
Texas	0.1%
Virginia	0.1%
New Jersey	0.1%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.